INCOME AND SOCIAL CONTRIBUTION TAXES	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
8. INCOME AND SOCIAL CONTRIBUTION TAXES
8.a. Accounting policy
8.a.1. Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
8.a.2. Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes and does not give rise to equally taxable and deductible temporary differences; or (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date and does not give rise to equally taxable and deductible temporary differences; or (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
8.a.3. New calculation rule ("Pillar II") - Organization for Economic Co-operation and Development ("OECD")
On December 27, 2024, Law 15.079/24 was enacted, establishing an additional Social Contribution on Net Income (“CSLL”) as part of the process of adapting Brazilian legislation to the OECD Global Rules Against Base Erosion (“Pillar II”). According to this law, whenever the Company, adopting the calculation criteria provided therein, determines an effective combined rate of Income Tax and Social Contribution on Net Profit lower than 15%, it must make an additional payment until it reaches this minimum percentage. This rule has been in effect since January 2025, and the The Company will not experience a significant impact from this rule on tax payments as it already complies with the established limits.
Transfer Pricing Rules – Alignment with OECD Standards
On December 28, 2022, Law No. 14,596/2023 was published, later regulated by RFB Normative Instruction No. 2,161/2023, which established the new Brazilian Transfer Pricing regime, aligned with OECD guidelines. The new rules became mandatory as of January 1, 2024, and aim to ensure that intercompany transactions are carried out in accordance with the arm's length principle.
The Company is currently in the process of preparing the analysis for the corresponding fiscal year, including a comparability study, supporting documentation, and a review of applicable methods, as provided for in current legislation. Although the technical process is still under development, the Company does not expect significant impacts from the adoption of the new transfer pricing regime, given the nature of the transactions carried out and the history of compliance with international standards.
The Company will continue to monitor the application of the regulations and will keep its financial statements updated based on any adjustments identified upon completion of the formal transfer pricing analysis.
8.b. Critical estimates and judgments
There are uncertainties regarding the interpretation of complex tax regulations and the amount and timing of future taxable profits. The Company and its subsidiaries set up provision, based on estimates, for possible consequences of different interpretation by the tax authorities. The amount of this provision is based on various factors, such as previous tax audit experience and different interpretations of tax regulations by the taxable entity and by the relevant tax authority. Such differences in interpretation may arise on a wide variety of issues depending on the conditions prevailing in the respective domicile of the Company or those of its subsidiaries.
The Company and its subsidiaries evaluate the recoverability of deferred tax assets based on estimates of future profits. This recoverability ultimately depends on the ability to generate taxable profits over the period in which the deferred tax asset is deductible. The analysis considers the reversal period of deferred tax liabilities, as well as estimates of taxable profits, based on updated internal projections reflecting the latest trends.
Determining the proper classification of the tax items depends on several factors, including an estimate of the period and the realization of the deferred tax asset and the expected date of payments of these taxes. The actual flow of receipt and payment of income tax could differ from estimates made by the Company and its subsidiaries, as a result of changes in tax laws or of unexpected future transactions that may have an impact on tax balances.
8.c. Income and social contribution taxes recoverable

	12.31.2025	12.31.2024
Income taxes recoverable	331,342	711,237
Social contribution taxes recoverable	24,944	141,457
Total	356,286	852,694
8.d. Income and social contribution taxes payable

	12.31.2025	12.31.2024
Income taxes payable	301,699	170,125
Social contribution taxes payable	90,606	55,128
Total	392,305	225,253

Current	130,866	9,898
Non-current	261,439	215,355
The amounts on December 31, 2025 and 2024, include R$269,158 and R$216,497, respectively, referring to taxes covered by IFRIC 23 (Note 8.g.).
8.e. Deferred taxes
8.e.1. Breakdown and changes
Below, we present the composition and movement of the main components of deferred income tax (“IR”) and social contribution (“CS”).

	Balance on 12.31.2023	Income statement	Comprehensive income	IPNET Business Combination (Note 1.c.3)	Balance on 12.31.2024	Income statement	Comprehensive income	Samauma Business Combination (Note 1.c.1)	FiBrasil Business Combination (Note 1.c.2)	Balance on	Cyber Business Combination (Note 1.c.6)	Balance on 12.31.2025
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,097,731	(376,950)	—	—	1,720,781	(362,749)	—	—	79,694		—	1,437,726
Income and social contribution taxes on temporary differences(2)	(5,339,226)	(77,430)	(149,400)	(12,187)	(5,578,243)	192,336	54,654	(3,535)	(18,495)		3,656	(5,349,627)
Provision for legal, labor, tax civil and regulatory contingencies	2,390,268	(321,522)	—	19,604	2,088,350	49,643	—	837	8,702		—	2,147,532
Trade accounts payable and other provision	1,895,643	465,563	—	—	2,361,206	606,736	—	—	2,454		369	2,970,765
Customer portfolio and trademarks	(178,158)	33,959	—	—	(144,199)	14,105	—	—	—		—	(130,094)
Estimated losses on impairment of accounts receivable	622,046	(623)	—	(1,542)	619,881	76,303	—	—	296		—	696,480
Estimated losses from modems and other P&E items	109,985	4,794	—	—	114,779	(1,466)	—	—	—		—	113,313
Pension plans and other post-employment benefits	364,335	30,067	(149,103)	—	245,299	(64,296)	30,138	—	—		—	211,141
Profit sharing	223,420	(13,590)	—	—	209,830	10,237	—	—	4,477		2,222	226,766
Licenses	(2,366,402)	157,762	—	—	(2,208,640)	157,760	—	—	—		—	(2,050,880)
Goodwill from incorporated companies (Spanish and Navytree, Vivo Part., GVTPart., Garliava and Vita IT)	(7,443,807)	(234,417)	—	—	(7,678,224)	(211,661)	—	—	(16,856)		—	(7,906,741)
Property and equipment of small value	(1,190,678)	(56,360)	—	—	(1,247,038)	12,475	—	—	—		—	(1,234,563)
Technological Innovation Law	(7,158)	1,440	—	—	(5,718)	1,422	—	—	—		—	(4,296)
On other temporary differences	241,280	(144,503)	(297)	(30,249)	66,231	(458,922)	24,516	(4,372)	(17,568)		1,065	(389,050)
Total deferred tax (Liabilities), non-current	(3,241,495)	(454,380)	(149,400)	(12,187)	(3,857,462)	(170,413)	54,654	(3,535)	61,199		3,656	(3,911,901)

Deferred tax assets	9,177,084				8,947,536							9,593,230
Deferred tax liabilities	(12,418,579)				(12,804,998)							(13,505,131)
Deferred tax liabilities, net	(3,241,495)				(3,857,462)							(3,911,901)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	177,245				158,215							314,284
Deferred tax (Liabilities)	(3,418,740)				(4,015,677)							(4,226,185)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.
8.e.2. Unrecognized tax credits
On December 31, 2025 and 2024, there were unrecognized deferred tax assets for to income tax and social contribution carryforward losses of the Company's subsidiaries (in 2025: POP, Recicla V, TGLog and FiBrasil; and in 2024: POP, Recicla V, TGLog and CloudCo), of R$95,922 and R$12,602 on December 31, 2025 and 2024, respectively, as offset against future taxable profits is not assured.
8.e.3. Expected realization
Below, we present the expected periods for the realization of net deferred taxes, based on projections that may change in the future.

Year
2026	3,844,462
2027	609,619
2028	261,473
2029	92,491
2030	(332,578)
2031 onwards	(8,387,368)
Total	(3,911,901)
8.f. Reconciliation of income tax and social contribution expense
The Company and its subsidiaries recognize income and social contribution taxes on an accrual basis, and pay taxes based on estimates, recorded in a tax auxiliary ledger. Taxes calculated on profits at the balance sheet date are recorded in liabilities or assets, as applicable.
The statutory tax rate is 34% (income tax of 25% and social contribution tax of 9%) for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Income before taxes	7,270,943	6,763,809	5,573,916
Income and social contribution tax expenses, at the tax rate of 34%	(2,472,121)	(2,299,695)	(1,895,131)
Permanent differences
Tax benefit related to interest on equity allocated	1,145,800	1,055,700	881,202
IR and CS on interest SELIC update of undue debts	—	—	89,254
Non-deductible expenses, gifts, incentives	(147,708)	(128,670)	(95,677)
Exploration profit	32,412	85,369	90,258
Equity pickup	(6,197)	(1,479)	(4,623)
Unclaimed interest on equity	(14,169)	(19,182)	(19,253)
Deferred taxes on tax losses, negative basis and temporary differences recognized in subsidiaries	32,469	—	84,274
Other exclusions, net	336,114	101,480	335,757
Tax debits	(1,093,400)	(1,206,477)	(533,939)

Effective rate	15.0%	17.8%	9.6%
Current income and social contribution taxes	(922,987)	(752,097)	(665,499)
Deferred income and social contribution taxes	(170,413)	(454,380)	131,560
8.g. Uncertainties about Income tax treatments
The Company and its subsidiaries are contesting several assessments filed by the Brazilian Federal Tax Authority (“RFB“) for allegedly incorrect deductions of expenses, mainly related to the amortization of goodwill, at various administrative and judicial levels, of R$40,297,796 and R$36,939,312 on December 31, 2025 and 2024, respectively. The Administration, supported by the opinion of its legal advisors, believes that a large portion of these deductions will likely be accepted in final decisions by higher courts (probability of acceptance greater than 50%). These amounts are adjusted for inflation using the SELIC rate.
When the Company and its subsidiaries believe that the probability of loss is greater than 50%, a non-current tax and social contribution liability is recognized. The amount recognized was R$269,158 and R$216,497 on December 31, 2025 and 2024, respectively. These claims involve compensation for overpayment of income tax and social contribution not approved by the RFB.